RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
RELATED PARTIES
Schedule of equity investor transactions

Amounts included in the consolidated statements of operations with respect to these equity investor transactions are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenue derived from equity investors	$4,816	$2,410	$9,665	$7,652

Amounts included on the consolidated balance sheets with respect to these equity investor transactions are as follows (in thousands):

	June 30, 2021	December 31, 2020
Deferred revenue from equity investors	$10,091	$14,132
Accounts receivable due from equity investors	$3,386	$3,881

	Year Ended December 31,
	2020	2019	2018
Revenue derived from equity investors	$14,939	$18,332	$18,541
Deferred revenue from equity investors	$14,132	$10,994	$11,044
Accounts receivable due from equity investors	$3,881	$2,071	$1,135